Intangible assets (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	₽ 10,813	₽ 11,316
Ending balance	10,501	10,813
Gross amount of fully amortized intangible assets	876	787
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	14,801	15,290
Additions	212	198
Additions from business combinations	12
Disposals	(397)	(687)
Ending balance	14,628	14,801
Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(3,988)	(3,974)
Amortization charge (including discontinued operations)	(519)	(567)
Impairment (Note 11)	(11)	(111)
Disposals	391	664
Ending balance	(4,127)	(3,988)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	7,084	7,062
Ending balance	7,084	7,084
Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	7,084	7,155
Additions		22
Disposals		(93)
Ending balance	7,084	7,084
Goodwill | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance		(93)
Disposals		93
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	2,798	3,098
Ending balance	2,495	2,798
Customer relationships | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	5,485	5,573
Disposals		(88)
Ending balance	5,485	5,485
Customer relationships | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(2,687)	(2,475)
Amortization charge (including discontinued operations)	(303)	(300)
Disposals		88
Ending balance	(2,990)	(2,687)
Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	183	183
Ending balance	183	183
Licenses | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	183	183
Ending balance	183	183
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	625	707
Ending balance	590	625
Computer software | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	1,551	1,750
Additions	154	120
Additions from business combinations	12
Transfer between groups	12	95
Disposals	(256)	(414)
Ending balance	1,473	1,551
Computer software | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(926)	(1,043)
Amortization charge (including discontinued operations)	(196)	(216)
Impairment (Note 11)	(11)	(61)
Disposals	250	394
Ending balance	(883)	(926)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	31	61
Ending balance	27	31
Trademarks | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	387	387
Disposals	(139)
Ending balance	248	387
Trademarks | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(356)	(326)
Amortization charge (including discontinued operations)	(4)	(30)
Disposals	139
Ending balance	(221)	(356)
Advances for intangibles, CIP and others
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	92	205
Ending balance	122	92
Advances for intangibles, CIP and others | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	111	242
Additions	58	56
Transfer between groups	(12)	(95)
Disposals	(2)	(92)
Ending balance	155	111
Advances for intangibles, CIP and others | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(19)	(37)
Amortization charge (including discontinued operations)	(16)	(21)
Impairment (Note 11)		(50)
Disposals	2	89
Ending balance	₽ (33)	₽ (19)